Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Trade accounts receivable	$ 5,103	$ 2,269
Allowance for credit losses	(50)	(50)
Total accounts receivable, net of allowance for credit losses	$ 5,053	$ 2,219